Nationwide®

VA Separate Account-D

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

WR–0083–12/05

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 5,968,243 shares (cost $40,451,359)	$52,887,589
W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 3,635,867 shares (cost $24,522,034)	28,952,773
W & R Target Funds, Inc. – Bond Portfolio (WRBond) 5,984,010 shares (cost $33,689,252)	31,667,380
W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 6,964,117 shares (cost $65,182,041)	77,456,999
W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 613,627 shares (cost $3,343,406)	3,750,611
W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 615,988 shares (cost $3,487,540)	3,863,535
W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 10,315,570 shares (cost $79,695,298)	96,065,807
W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 7,556,762 shares (cost $24,902,395)	24,571,568
W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 2,195,195 shares (cost $12,051,670)	16,671,406
W & R Target Funds, Inc. – International Value Portfolio (WRIntVal) 188,879 shares (cost $3,646,038)	3,621,117
W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 2,543,906 shares (cost $14,424,730)	13,915,931
W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 53,646 shares (cost $765,620)	959,572
W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 180,801 shares (cost $1,048,194)	1,096,629
W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 7,431,681 shares (cost $7,431,681)	7,431,681
W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 339,038 shares (cost $1,745,698)	1,688,240
W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 482,623 shares (cost $3,121,312)	3,359,633
W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 2,134,397 shares (cost $24,343,709)	36,038,873
W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap) 3,984,681 shares (cost $30,468,894)	41,786,552
W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 142,774 shares (cost $2,270,540)	2,082,075
W & R Target Funds, Inc. – Value Portfolio (WRValue) 5,039,631 shares (cost $25,832,060)	30,592,071

Total investments	478,460,042
Accounts receivable	–

Total assets	478,460,042
Accounts payable	17,584

Contract owners’ equity (note 4)	$478,442,458

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth
Reinvested dividends	$5,902,992	421,335	359,759	1,402,845	253,613	39,059	–	2,683
Mortality and expense risk charges (note 2)	(6,854,050)	(681,095)	(436,758)	(488,853)	(1,152,210)	(38,290)	(18,470)	(1,382,732)

Net investment income (loss)	(951,058)	(259,760)	(76,999)	913,992	(898,597)	769	(18,470)	(1,380,049)

Proceeds from mutual fund shares sold	62,887,187	3,600,535	4,394,814	4,853,127	9,162,142	119,802	131,167	12,628,226
Cost of mutual fund shares sold	(58,156,590)	(2,814,594)	(3,951,076)	(4,753,033)	(9,574,031)	(99,962)	(110,830)	(12,920,065)

Realized gain (loss) on investments	4,730,597	785,941	443,738	100,094	(411,889)	19,840	20,337	(291,839)
Change in unrealized gain (loss) on investments	27,664,589	5,682,675	611,226	(1,125,262)	6,844,634	301,785	375,996	10,172,828

Net gain (loss) on investments	32,395,186	6,468,616	1,054,964	(1,025,168)	6,432,745	321,625	396,333	9,880,989

Reinvested capital gains	7,575,816	3,442,047	–	148,977	–	–	18,388	–

Net increase (decrease) in contract owners’ equity resulting from operations	$39,019,944	9,650,903	977,965	37,801	5,534,148	322,394	396,251	8,500,940

Investment activity:	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec
Reinvested dividends	$1,840,313	333,403	71,828	449,273	–	–	187,658	65,492
Mortality and expense risk charges (note 2)	(376,929)	(224,676)	(42,125)	(214,345)	(10,224)	(4,354)	(111,424)	(13,059)

Net investment income (loss)	1,463,384	108,727	29,703	234,928	(10,224)	(4,354)	76,234	52,433

Proceeds from mutual fund shares sold	3,736,433	2,426,738	586,886	2,273,504	125,839	31,471	3,728,840	261,169
Cost of mutual fund shares sold	(3,742,112)	(2,035,838)	(479,697)	(2,291,598)	(101,600)	(28,403)	(3,728,840)	(263,452)

Realized gain (loss) on investments	(5,679)	390,900	107,189	(18,094)	24,239	3,068	–	(2,283)
Change in unrealized gain (loss) on investments	(1,217,140)	1,672,127	(136,801)	(189,261)	118,673	48,434	–	(39,665)

Net gain (loss) on investments	(1,222,819)	2,063,027	(29,612)	(207,355)	142,912	51,502	–	(41,948)

Reinvested capital gains	–	–	291,206	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$240,565	2,171,754	291,297	27,573	132,688	47,148	76,234	10,485

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
Reinvested dividends	$44,286	–	–	–	431,445
Mortality and expense risk charges (note 2)	(36,717)	(502,211)	(617,764)	(28,989)	(472,825)

Net investment income (loss)	7,569	(502,211)	(617,764)	(28,989)	(41,380)

Proceeds from mutual fund shares sold	415,337	3,695,530	6,430,981	529,374	3,755,272
Cost of mutual fund shares sold	(353,044)	(3,001,980)	(4,477,921)	(480,544)	(2,947,970)

Realized gain (loss) on investments	62,293	693,550	1,953,060	48,830	807,302
Change in unrealized gain (loss) on investments	107,302	4,781,248	1,390,760	(278,449)	(1,456,521)

Net gain (loss) on investments	169,595	5,474,798	3,343,820	(229,619)	(649,219)

Reinvested capital gains	77,486	–	1,687,596	329,342	1,580,774

Net increase (decrease) in contract owners’ equity resulting from operations	$254,650	4,972,587	4,413,652	70,734	890,175

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(951,058)	(688,722)	(259,760)	(42,825)	(76,999)	6,606	913,992	942,985
Realized gain (loss) on investments	4,730,597	(1,324,407)	785,941	220,568	443,738	33,778	100,094	48,132
Change in unrealized gain (loss) on investments	27,664,589	32,436,655	5,682,675	4,008,287	611,226	2,070,865	(1,125,262)	(567,683)
Reinvested capital gains	7,575,816	785,635	3,442,047	288,544	–	–	148,977	385,058

Net increase (decrease) in contract owners’ equity resulting from operations	39,019,944	31,209,161	9,650,903	4,474,574	977,965	2,111,249	37,801	808,492

Equity transactions:
Purchase payments received from contract owners (note 3)	11,805,292	45,380,102	1,763,095	3,831,138	962,374	4,467,120	785,747	3,261,878
Transfers between funds	–	–	2,658,289	(291,032)	(819,030)	459,871	(97,271)	(2,038,119)
Redemptions (note 3)	(35,977,617)	(33,294,327)	(3,934,145)	(2,484,590)	(3,189,158)	(2,536,288)	(3,431,030)	(3,866,249)
Annuity benefits	(4,188)	–	(970)	–	–	–	(1,133)	–
Annual contract maintenance charges (note 2)	(111,904)	(112,915)	(11,240)	(10,407)	(7,506)	(7,468)	(8,101)	(8,572)
Contingent deferred sales charges (note 2)	(1,011,135)	(979,702)	(92,557)	(57,523)	(82,765)	(66,954)	(99,051)	(84,266)
Adjustments to maintain reserves	(18,496)	82,726	(41)	307	(1,133)	316	(1,542)	4,439

Net equity transactions	(25,318,048)	11,075,884	382,431	987,893	(3,137,218)	2,316,597	(2,852,381)	(2,730,889)

Net change in contract owners’ equity	13,701,896	42,285,045	10,033,334	5,462,467	(2,159,253)	4,427,846	(2,814,580)	(1,922,397)
Contract owners’ equity beginning of period	464,740,562	422,455,517	42,854,352	37,391,885	31,111,206	26,683,360	34,480,553	36,402,950

Contract owners’ equity end of period	$478,442,458	464,740,562	52,887,686	42,854,352	28,951,953	31,111,206	31,665,973	34,480,553

CHANGES IN UNITS:
Beginning units	47,451,358	46,542,319	3,731,858	3,635,018	2,886,461	2,657,129	2,823,794	3,051,387

Units purchased	4,208,288	8,898,388	467,791	529,388	145,081	616,916	220,124	399,994
Units redeemed	(7,002,267)	(7,989,349)	(439,573)	(432,548)	(435,887)	(387,584)	(455,452)	(627,587)

Ending units	44,657,379	47,451,358	3,760,076	3,731,858	2,595,655	2,886,461	2,588,466	2,823,794

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRCoreEq		WRDivInc		WRGlNatRes		WRGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(898,597)	(664,700)	769	2,217	(18,470)	–	(1,380,049)	(1,179,667)
Realized gain (loss) on investments	(411,889)	(1,174,647)	19,840	446	20,337	–	(291,839)	(1,102,606)
Change in unrealized gain (loss) on investments	6,844,634	7,758,333	301,785	105,420	375,996	–	10,172,828	3,762,843
Reinvested capital gains	–	–	–	–	18,388	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,534,148	5,918,986	322,394	108,083	396,251	–	8,500,940	1,480,570

Equity transactions:
Purchase payments received from contract owners (note 3)	972,201	5,216,752	291,559	235,031	144,560	–	1,975,394	8,734,029
Transfers between funds	(2,834,696)	(2,804,936)	1,812,093	1,100,517	3,346,210	–	(4,547,039)	(2,897,731)
Redemptions (note 3)	(5,481,830)	(6,119,181)	(107,624)	(8,068)	(23,083)	–	(7,059,238)	(7,043,348)
Annuity benefits	(1,272)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(18,037)	(19,535)	(309)	(35)	(202)	–	(21,279)	(23,288)
Contingent deferred sales charges (note 2)	(132,806)	(172,609)	(2,862)	(178)	(202)	–	(216,819)	(207,663)
Adjustments to maintain reserves	(1,499)	(51,684)	(369)	10	(45)	–	1,885	(101,948)

Net equity transactions	(7,497,939)	(3,951,193)	1,992,488	1,327,277	3,467,238	–	(9,867,096)	(1,539,949)

Net change in contract owners’ equity	(1,963,791)	1,967,793	2,314,882	1,435,360	3,863,489	–	(1,366,156)	(59,379)
Contract owners’ equity beginning of period	79,420,889	77,453,096	1,435,360	–	–	–	97,433,674	97,493,053

Contract owners’ equity end of period	$77,457,098	79,420,889	3,750,242	1,435,360	3,863,489	–	96,067,518	97,433,674

CHANGES IN UNITS:
Beginning units	9,630,664	10,138,009	132,070	–	–	–	11,922,962	12,142,977

Units purchased	243,406	919,174	194,740	133,942	330,075	–	446,792	1,666,027
Units redeemed	(1,130,371)	(1,426,519)	(17,032)	(1,872)	(14,639)	–	(1,644,396)	(1,886,042)

Ending units	8,743,699	9,630,664	309,778	132,070	315,436	–	10,725,358	11,922,962

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRHiInc		WRIntlGr		WRIntVal		WRLTBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,463,384	1,373,952	108,727	(118,929)	29,703	7,293	234,928	195,668
Realized gain (loss) on investments	(5,679)	(76,020)	390,900	(11,008)	107,189	2,125	(18,094)	9,128
Change in unrealized gain (loss) on investments	(1,217,140)	687,770	1,672,127	1,806,254	(136,801)	111,880	(189,261)	(181,484)
Reinvested capital gains	–	–	–	–	291,206	9,407	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	240,565	1,985,702	2,171,754	1,676,317	291,297	130,705	27,573	23,312

Equity transactions:
Purchase payments received from contract owners (note 3)	507,588	3,199,382	546,894	1,591,773	244,855	97,479	269,667	1,536,494
Transfers between funds	(824,068)	955,351	(685,284)	248,830	2,022,041	1,042,358	(432,278)	451,413
Redemptions (note 3)	(1,923,727)	(1,486,158)	(853,991)	(959,681)	(190,805)	(9,939)	(1,181,223)	(1,113,429)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,719)	(5,642)	(3,402)	(3,235)	(411)	(33)	(3,223)	(3,342)
Contingent deferred sales charges (note 2)	(53,319)	(46,523)	(26,999)	(41,449)	(6,585)	(63)	(32,787)	(34,075)
Adjustments to maintain reserves	(1,324)	(636)	(1,493)	45,057	(41)	14	(933)	(6,651)

Net equity transactions	(2,300,569)	2,615,774	(1,024,275)	881,295	2,069,054	1,129,816	(1,380,777)	830,410

Net change in contract owners’ equity	(2,060,004)	4,601,476	1,147,479	2,557,612	2,360,351	1,260,521	(1,353,204)	853,722
Contract owners’ equity beginning of period	26,630,297	22,028,821	15,522,159	12,964,547	1,260,521	–	15,268,217	14,414,495

Contract owners’ equity end of period	$24,570,293	26,630,297	16,669,638	15,522,159	3,620,872	1,260,521	13,915,013	15,268,217

CHANGES IN UNITS:
Beginning units	1,994,042	1,785,549	1,791,405	1,680,876	105,889	–	1,324,054	1,252,148

Units purchased	146,811	464,205	208,788	470,738	229,270	113,717	108,268	392,224
Units redeemed	(319,968)	(255,712)	(324,406)	(360,209)	(57,387)	(7,828)	(228,431)	(320,318)

Ending units	1,820,885	1,994,042	1,675,787	1,791,405	277,772	105,889	1,203,891	1,324,054

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(10,224)	(2,150)	(4,354)	–	76,234	(61,736)	52,433	12,705
Realized gain (loss) on investments	24,239	(597)	3,068	–	–	–	(2,283)	64
Change in unrealized gain (loss) on investments	118,673	75,279	48,434	–	–	–	(39,665)	(17,793)
Reinvested capital gains	–	–	–	–	–	–	–	9,865

Net increase (decrease) in contract owners’ equity resulting from operations	132,688	72,532	47,148	–	76,234	(61,736)	10,485	4,841

Equity transactions:
Purchase payments received from contract owners (note 3)	39,383	54,013	65,553	–	351,007	3,268,320	105,490	64,255
Transfers between funds	335,604	352,640	992,503	–	(47,772)	(2,237,838)	989,126	690,308
Redemptions (note 3)	(24,011)	(2,493)	(8,537)	–	(1,177,999)	(1,642,161)	(166,438)	(3,755)
Annuity benefits	–	–	–	–	(370)	–	–	–
Annual contract maintenance charges (note 2)	(180)	(22)	(29)	–	(1,886)	(2,312)	(134)	(9)
Contingent deferred sales charges (note 2)	(542)	(26)	(10)	–	(34,003)	(74,768)	(4,694)	–
Adjustments to maintain reserves	(111)	(25)	(31)	–	(3,637)	(545)	(3,003)	(1,985)

Net equity transactions	350,143	404,087	1,049,449	–	(914,660)	(689,304)	920,347	748,814

Net change in contract owners’ equity	482,831	476,619	1,096,597	–	(838,426)	(751,040)	930,832	753,655
Contract owners’ equity beginning of period	476,619	–	–	–	8,268,200	9,019,240	753,655	–

Contract owners’ equity end of period	$959,450	476,619	1,096,597	–	7,429,774	8,268,200	1,684,487	753,655

CHANGES IN UNITS:
Beginning units	42,704	–	–	–	823,823	892,194	73,816	–

Units purchased	40,802	44,153	99,911	–	303,998	824,334	120,966	74,550
Units redeemed	(11,373)	(1,449)	(3,060)	–	(395,274)	(892,705)	(30,785)	(734)

Ending units	72,133	42,704	96,851	–	732,547	823,823	163,997	73,816

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRRealEstS		WRSciTech		WRSmCap		WRSmCpVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$7,569	3,449	(502,211)	(440,208)	(617,764)	(599,568)	(28,989)	(5,962)
Realized gain (loss) on investments	62,293	4,365	693,550	60,436	1,953,060	357,757	48,830	(709)
Change in unrealized gain (loss) on investments	107,302	131,019	4,781,248	4,448,001	1,390,760	4,809,464	(278,449)	89,984
Reinvested capital gains	77,486	16,882	–	–	1,687,596	–	329,342	75,879

Net increase (decrease) in contract owners’ equity resulting from operations	254,650	155,715	4,972,587	4,068,229	4,413,652	4,567,653	70,734	159,192

Equity transactions:
Purchase payments received from contract owners (note 3)	363,415	98,893	819,864	3,355,961	627,652	3,245,214	114,473	159,720
Transfers between funds	1,454,202	1,142,652	(370,950)	885,676	(3,337,634)	89,421	444,297	1,251,626
Redemptions (note 3)	(104,113)	(2,973)	(2,390,752)	(1,761,803)	(2,497,030)	(2,174,323)	(106,701)	(7,025)
Annuity benefits	–	–	(443)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(510)	(44)	(9,837)	(9,412)	(11,660)	(11,953)	(355)	(87)
Contingent deferred sales charges (note 2)	(2,019)	–	(75,555)	(59,816)	(84,178)	(75,635)	(3,818)	(28)
Adjustments to maintain reserves	(440)	22	(329)	(1,459)	(3,067)	101,812	(143)	(17)

Net equity transactions	1,710,535	1,238,550	(2,028,002)	2,409,147	(5,305,917)	1,174,536	447,753	1,404,189

Net change in contract owners’ equity	1,965,185	1,394,265	2,944,585	6,477,376	(892,265)	5,742,189	518,487	1,563,381
Contract owners’ equity beginning of period	1,394,265	–	33,094,187	26,616,811	42,675,208	36,933,019	1,563,381	–

Contract owners’ equity end of period	$3,359,450	1,394,265	36,038,772	33,094,187	41,782,943	42,675,208	2,081,868	1,563,381

CHANGES IN UNITS:
Beginning units	112,731	–	3,567,614	3,285,841	3,776,860	3,680,292	139,286	–

Units purchased	175,989	116,569	214,433	676,746	140,583	758,371	99,903	147,024
Units redeemed	(39,997)	(3,838)	(419,524)	(394,973)	(592,969)	(661,803)	(58,417)	(7,738)

Ending units	248,723	112,731	3,362,523	3,567,614	3,324,474	3,776,860	180,772	139,286

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRValue
Investment activity:	2005	2004
Net investment income (loss)	$(41,380)	(117,852)
Realized gain (loss) on investments	807,302	304,381
Change in unrealized gain (loss) on investments	(1,456,521)	3,338,216
Reinvested capital gains	1,580,774	–

Net increase (decrease) in contract owners’ equity resulting from operations	890,175	3,524,745

Equity transactions:
Purchase payments received from contract owners (note 3)	854,521	2,962,650
Transfers between funds	(58,343)	1,598,993
Redemptions (note 3)	(2,126,182)	(2,072,863)
Annuity benefits	–	–
Annual contract maintenance charges (note 2)	(7,884)	(7,519)
Contingent deferred sales charges (note 2)	(59,564)	(58,126)
Adjustments to maintain reserves	(1,200)	95,699

Net equity transactions	(1,398,652)	2,518,834

Net change in contract owners’ equity	(508,477)	6,043,579
Contract owners’ equity beginning of period	31,097,819	25,054,240

Contract owners’ equity end of period	$30,589,342	31,097,819

CHANGES IN UNITS:
Beginning units	2,571,325	2,340,899

Units purchased	270,557	550,316
Units redeemed	(383,326)	(319,890)

Ending units	2,458,556	2,571,325

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the W & R Target Funds, Inc.;

    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)

    W & R Target Funds, Inc. – Bond Portfolio (WRBond)

    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)

    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)

    W & R Target Funds, Inc. – International Growth Portfolio (WRIntlGr)

        (formerly W & R Target Funds, Inc. – International Portfolio)

    W & R Target Funds, Inc. – International Value Portfolio (WRIntVal)

        (formerly W & R Target Funds, Inc. – International II Portfolio)

    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)

    W & R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCap)

    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W & R Target Funds, Inc. – Value Portfolio (WRValue)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges – Recurring	1.35%
CDSC Options:
Seven Year CDSC	0.05%
Death Benefit Options:

Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

Five Year Reset Death Benefit	0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders.

Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

5% Interest	0.45%

Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1)	2.45%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005:

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WRGlNatRes	WRGrowth
1.35%	2,097,283	238,921	165,733	187,428	321,004	10,120	3,802	371,469
1.40%	1,155,380	109,468	58,219	83,173	187,071	6,647	1,717	282,256
1.45%	128,586	14,828	10,770	6,846	26,751	162	116	28,534
1.50%	2,043,272	164,955	90,955	103,657	389,432	12,232	8,807	446,481
1.55%	276,722	20,298	32,793	16,358	56,909	862	1,044	50,938
1.60%	21,278	534	3,773	1,110	5,141	5	43	5,533
1.65%	134,888	17,363	5,913	4,047	12,686	1,411	1,225	22,682
1.70%	11,980	877	710	1,262	2,838	–	–	1,115
1.75%	24,243	4,161	2,829	2,630	2,065	–	174	2,754
1.80%	506,865	61,139	31,239	37,635	85,252	3,795	431	85,107
1.85%	108,013	18,585	12,376	12,754	11,378	365	261	21,699
1.90%	63,300	2,488	363	2,028	7,260	507	225	10,998
1.95%	214,540	25,015	10,313	24,595	28,002	1,335	325	36,965
2.00%	56,306	1,304	10,708	5,025	15,838	165	–	14,451
2.05%	4,424	410	64	129	275	280	51	452
2.20%	2,176	296	–	120	–	–	–	444
2.35%	4,504	453	–	30	249	404	249	781
2.45%	290	–	–	26	59	–	–	73

Totals	$6,854,050	681,095	436,758	488,853	1,152,210	38,290	18,470	1,382,732

	WRHiInc	WRIntlGr	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec
1.35%	128,958	65,053	12,440	80,679	2,466	613	40,877	3,870
1.40%	60,562	46,962	6,911	38,862	2,200	840	18,530	2,919
1.45%	9,266	3,924	29	1,859	–	8	610	78
1.50%	93,807	70,269	11,425	50,989	1,270	1,559	32,838	5,086
1.55%	15,208	8,139	1,308	8,778	650	30	4,620	760
1.60%	355	685	49	503	67	–	372	135
1.65%	9,551	2,522	2,347	1,492	434	485	330	211
1.70%	347	779	–	634	–	–	40	–
1.75%	2,560	409	15	630	–	–	549	–
1.80%	33,499	14,432	4,001	15,312	1,994	230	7,064	–
1.85%	4,988	1,119	505	2,818	319	245	1,077	–
1.90%	6,328	3,046	1,319	1,378	353	167	701	–
1.95%	9,786	6,690	1,450	9,726	202	134	3,708	–
2.00%	1,450	471	52	270	174	–	108	–
2.05%	106	–	273	71	95	36	–	–
2.20%	102	110	–	–	–	–	–	–
2.35%	27	37	1	344	–	7	–	–
2.45%	29	29	–	–	–	–	–	–

Totals	$376,929	224,676	42,125	214,345	10,224	4,354	111,424	13,059

	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
1.35%	7,346	143,337	167,259	5,909	139,999
1.40%	3,534	71,447	111,445	3,643	58,974
1.45%	42	5,643	9,236	72	9,812
1.50%	18,822	176,961	208,758	12,001	142,968
1.55%	1,501	16,552	21,842	953	17,179
1.60%	230	459	1,019	29	1,236
1.65%	1,671	16,326	18,719	1,015	14,458
1.70%	–	1,197	1,023	–	1,158
1.75%	–	1,156	2,058	–	2,253
1.80%	1,250	32,863	40,658	3,874	47,090
1.85%	385	6,850	4,980	123	7,186
1.90%	974	5,125	10,218	565	9,257
1.95%	643	20,569	16,821	701	17,560
2.00%	209	2,716	2,019	–	1,346
2.05%	110	404	316	97	1,255
2.20%	–	427	246	–	431
2.35%	–	147	1,147	7	621
2.45%	–	32	–	–	42

Totals	$36,717	502,211	617,764	28,989	472,825

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $2,259,533 and $4,077,363, respectively, and total transfers from the Account to the fixed account were $1,406,345 and $1,696,397, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $26,516 and $244,326 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	1.35% to 2.35%	3,760,076	$14.15 to	14.00	$52,875,526	0.88%	22.60% to	21.36%
2004	1.35% to 2.35%	3,731,858	11.54 to	11.54	42,854,352	1.35%	11.77% to	10.64%
2003	1.35% to 2.35%	3,635,018	10.33 to	10.43	37,391,885	1.31%	9.97% to	8.86%
2002	1.35% to 2.20%	2,674,791	9.22 to	9.39	25,055,095	2.04%	1.01% to	1.89%
2001	1.35% to 2.00%	1,449,907	9.15 to	9.22	13,350,843	4.59%	-11.77% to	-11.18%

W & R Target Funds, Inc. – Balanced Portfolio
2005	1.35% to 2.00%	2,595,655	11.22 to	10.85	28,950,337	1.20%	3.60% to	2.92%
2004	1.35% to 2.05%	2,886,461	10.83 to	10.52	31,111,206	1.51%	7.46% to	6.70%
2003	1.35% to 2.05%	2,657,129	10.08 to	9.86	26,683,360	0.79%	17.48% to	16.65%
2002	1.35% to 2.00%	1,956,614	8.46 to	8.58	16,747,303	2.18%	-10.25% to	-9.65%
2001	1.35% to 1.95%	1,249,677	9.44 to	9.50	11,857,105	4.82%	-7.79% to	-7.22%

W & R Target Funds, Inc. – Bond Portfolio
2005	1.35% to 2.45%	2,588,466	12.30 to	11.24	31,652,527	4.24%	0.25% to	-0.87%
2004	1.35% to 2.45%	2,823,794	12.27 to	11.34	34,480,553	4.14%	2.48% to	1.34%
2003	1.35% to 2.45%	3,051,387	11.98 to	11.19	36,402,950	4.88%	2.78% to	1.63%
2002	1.35% to 2.45%	2,714,129	11.01 to	11.65	31,553,053	5.95%	6.31% to	7.51%
2001	1.35% to 2.00%	1,105,160	10.76 to	10.84	11,966,763	9.17%	5.31% to	6.02%

W & R Target Funds, Inc. – Core Equity Portfolio
2005	1.35% to 2.45%	8,743,699	8.92 to	8.92	77,442,483	0.32%	7.54% to	6.34%
2004	1.35% to 2.45%	9,630,664	8.29 to	8.39	79,420,889	0.61%	8.09% to	6.89%
2003	1.35% to 2.45%	10,138,009	7.67 to	7.85	77,453,096	0.80%	15.68% to	14.40%
2002	1.35% to 2.45%	8,764,149	6.54 to	6.87	57,960,098	0.63%	-23.55% to	-22.69%
2001	1.35% to 2.00%	5,791,263	8.52 to	8.58	49,620,225	0.45%	-16.62% to	-16.06%

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	1.35% to 2.35%	309,778	12.13 to	11.93	3,748,701	1.51%	11.51% to	10.38%
2004	1.35% to 2.35%	132,070	10.88 to	10.81	1,435,360	1.22%	8.79% to	8.06%	(a) (b)

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	1.35% to 2.35%	315,436	12.26 to	12.19	3,863,489	0.00%	22.58% to	21.86%	(a) (b)

W & R Target Funds, Inc. – Growth Portfolio
2005	1.35% to 2.45%	10,725,358	9.01 to	9.15	96,066,648	0.00%	9.73% to	8.51%
2004	1.35% to 2.45%	11,922,962	8.21 to	8.44	97,433,674	0.27%	1.91% to	0.78%
2003	1.35% to 2.45%	12,142,977	8.06 to	8.37	97,493,053	0.00%	21.40% to	20.04%
2002	1.35% to 2.45%	9,244,541	6.52 to	6.98	61,229,177	0.01%	-23.23% to	-22.36%
2001	1.35% to 2.00%	6,175,431	8.49 to	8.55	52,761,810	1.74%	-16.06% to	-15.50%

W & R Target Funds, Inc. – High Income Portfolio
2005	1.35% to 2.45%	1,820,885	13.58 to	12.10	24,568,494	7.19%	1.16% to	0.04%
2004	1.35% to 2.45%	1,994,042	13.42 to	12.10	26,630,297	7.14%	8.38% to	7.17%
2003	1.35% to 2.45%	1,785,549	12.39 to	11.29	22,028,821	8.57%	18.12% to	16.80%
2002	1.35% to 2.45%	1,356,838	9.66 to	10.49	14,192,033	10.46%	-4.42% to	-3.35%
2001	1.35% to 1.95%	690,448	10.78 to	10.85	7,483,861	18.26%	7.04% to	7.70%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – International Growth Portfolio
2005	1.35% to 2.45%	1,675,787	$10.01 to	10.16	$16,668,810	2.07%	14.91% to	13.63%
2004	1.35% to 2.45%	1,791,405	8.71 to	8.95	15,522,159	0.66%	12.46% to	11.21%
2003	1.35% to 2.45%	1,680,876	7.74 to	8.04	12,964,547	1.76%	23.21% to	21.84%
2002	1.35% to 2.45%	1,209,380	6.20 to	6.61	7,581,706	0.54%	-20.16% to	-19.26%
2001	1.35% to 2.00%	724,305	7.73 to	7.78	5,631,891	8.44%	-23.80% to	-23.29%

W & R Target Funds, Inc. – International Value Portfolio
2005	1.35% to 2.35%	277,772	13.07 to	12.85	3,620,455	2.94%	9.67% to	8.56%
2004	1.35% to 1.95%	105,889	11.91 to	11.87	1,260,521	1.89%	19.14% to	18.66%	(a) (b)

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	1.35% to 2.35%	1,203,891	11.62 to	10.59	13,912,999	3.08%	0.31% to	-0.70%
2004	1.35% to 2.35%	1,324,054	11.59 to	10.66	15,268,217	2.81%	0.24% to	-0.77%
2003	1.35% to 2.35%	1,252,148	11.56 to	10.75	14,414,495	3.81%	1.76% to	0.73%
2002	1.35% to 1.95%	567,954	11.22 to	11.36	6,437,311	3.56%	3.38% to	4.01%
2001	1.35% to 1.95%	176,463	10.85 to	10.92	1,925,569	6.92%	7.07% to	7.73%

W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	1.35% to 2.05%	72,133	13.33 to	13.17	958,458	0.00%	19.24% to	18.40%
2004	1.35% to 1.95%	42,704	11.18 to	11.13	476,619	0.00%	11.75% to	11.30%	(a) (b)

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	1.35% to 2.35%	96,851	11.33 to	11.27	1,096,597	0.00%	13.34% to	12.67%	(a) (b)

W & R Target Funds, Inc. – Money Market Portfolio
2005	1.35% to 2.00%	732,547	10.19 to	9.86	7,426,008	2.39%	1.11% to	0.45%
2004	1.35% to 2.00%	823,823	10.08 to	9.81	8,268,200	0.67%	-0.67% to	-1.32%
2003	1.35% to 2.00%	892,194	10.15 to	9.94	9,019,240	0.57%	-0.84% to	-1.50%
2002	1.35% to 2.00%	1,080,121	10.10 to	10.24	11,028,481	1.07%	-0.88% to	-0.23%
2001	1.35% to 2.00%	916,138	10.19 to	10.26	9,384,515	3.25%	1.51% to	2.19%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	1.35% to 2.05%	163,997	10.28 to	10.17	1,682,515	5.37%	0.62% to	-0.09%
2004	1.35% to 1.95%	73,816	10.21 to	10.19	753,655	3.86%	2.14% to	1.88%	(a) (b)

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	1.35% to 2.05%	248,723	13.53 to	13.40	3,358,527	1.86%	9.34% to	8.57%
2004	1.35% to 1.90%	112,731	12.38 to	12.35	1,394,265	1.05%	23.75% to	23.47%	(a) (b)
W & R Target Funds, Inc. – Science & Technology Portfolio
2005	1.35% to 2.45%	3,362,523	10.79 to	11.69	36,033,069	0.00%	15.67% to	14.38%
2004	1.35% to 2.45%	3,567,614	9.33 to	10.22	33,094,187	0.00%	14.68% to	13.40%
2003	1.35% to 2.45%	3,285,841	8.13 to	9.01	26,616,811	0.00%	28.70% to	27.26%
2002	1.35% to 2.45%	2,406,665	6.21 to	7.09	15,173,191	0.00%	-25.85% to	-25.01%
2001	1.35% to 2.00%	1,486,955	8.37 to	8.43	12,520,812	1.00%	-13.69% to	-13.11%

W & R Target Funds, Inc. – Small Cap Growth Portfolio
2005	1.35% to 2.35%	3,324,474	12.65 to	12.20	41,782,501	0.00%	11.36% to	10.24%
2004	1.35% to 2.35%	3,776,860	11.36 to	11.06	42,675,208	0.00%	12.75% to	11.61%
2003	1.35% to 2.35%	3,680,292	10.08 to	9.91	36,933,019	0.00%	33.94% to	32.58%
2002	1.35% to 2.35%	3,174,788	7.41 to	7.52	23,823,289	0.00%	-23.63% to	-22.85%
2001	1.35% to 2.00%	1,746,341	9.68 to	9.75	17,010,453	0.00%	-3.91% to	-3.27%

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	1.35% to 2.35%	180,772	11.54 to	11.35	2,081,246	0.00%	2.75% to	1.71%
2004	1.35% to 1.95%	139,286	11.24 to	11.19	1,563,381	0.00%	12.36% to	11.91%	(a) (b)

W & R Target Funds, Inc. – Value Portfolio
2005	1.35% to 2.45%	2,458,556	12.53 to	11.89	30,588,539	1.40%	3.02% to	1.87%
2004	1.35% to 2.45%	2,571,325	12.16 to	11.67	31,097,819	1.09%	13.15% to	11.89%
2003	1.35% to 2.45%	2,340,899	10.75 to	10.43	25,054,240	0.65%	23.42% to	22.05%
2002	1.35% to 2.45%	1,606,874	8.55 to	8.71	13,957,056	1.04%	-14.84% to	-13.87%
2001	1.35% to 2.35%	701,110	10.04 to	10.11	7,082,344	0.77%	0.42% to	1.10%	(a) (b)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

Contract Owners’ Equity
2005 Reserves for annuity contracts in payout phase:	64,529

2005 Contract owners’ equity	$478,442,458

2004 Contract owners’ equity	$464,740,562

2003 Contract owners’ equity	$422,455,517

2002 Contract owners’ equity	$284,737,793

2001 Contract owners’ equity	$200,596,191

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
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